UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2002



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard Carss                      Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Richard Carss
-------------------------------
London, UK
05/14/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 30
                                       ----
Form 13F Information Table Value Total: $676,176,928
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 03/31/02



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
America Movil                ADS Series L   US02364W1053   37436    1884993    Sole                 1      Sole
Ashanti Goldfields                    GDS   US0437432026   40718    7906375    Sole                 1      Sole
Banco Latino America de Export       CL E   PAP169941328   22982    1047015    Sole                 1      Sole
BBV Banco Bhif Sponsored              ADR   US05946H1086     934      75000    Sole                 1      Sole
Coca-Cola Femsa                       ADR   US1912411089   30359    1113691    Sole                 1      Sole
Comp. Anon. Nac. Telefones            ADS   US2044211017   14862    1076935    Sole                 1      Sole
Companhia Brasileira De Distribuicao  ADR   US20440T2015   46046    2028469    Sole                 1      Sole
Distribucion y Servicios (D&S)        ADR   US2547531069   13846     961550    Sole                 1      Sole
Embotelladora Andina                ADR A   US29081P204     9620    1190555    Sole                 1      Sole
Embotelladora Andina                ADR B   US29081P3038   16219    2392200    Sole                 1      Sole
Femsa                                 ADS   US3444191064   97225    2062044    Sole                 1      Sole
Grupo Iusacell                        ADR   US40050B1008   10999    3055354    Sole                 1      Sole
Gulf Indonesia Resources Limited      COM   CA4022841031   28958    2768462    Sole                 1      Sole
Korea Electric Power                  ADR   US5006311063    7154     678714    Sole                 1      Sole
KT Corporation                        ADR   US48268K1016   11049     460750    Sole                 1      Sole
Lihir Gold Ltd Spons                  ADR   US5323491077     270      16500    Sole                 1      Sole
Matav                                 ADS   US5597761098   38335    2194314    Sole                 1      Sole
Millicom Int'l.                       COM   LU0038705702   23360    3476234    Sole                 1      Sole
Minera Buenaventura S.A.A.            ADS   US2044481040   27769    1028100    Sole                 1      Sole
Mobile Telesystems                    ADR   US6074091090   15641     427815    Sole                 1      Sole
Orbotech Ltd                          COM   IL0008722873   45216    1439070    Sole                 1      Sole
Panamerican Beverages Inc.            COM   PAP748231084   15555     856551    Sole                 1      Sole
Provida                               ADR   US00709P1084   16064     651700    Sole                 1      Sole
Quilmes Industrial                    ADR   US74838Y2072   14807    1464579    Sole                 1      Sole
Quinenco                              ADS   US7487181031   18270    3004939    Sole                 1      Sole
Santa Isabel                          ADR   US8022331065     512     165000    Sole                 1      Sole
Taiwan Semiconductor                  ADR   US8740391003    5807     279860    Sole                 1      Sole
Telefonos de Mexico                 ADS L   US8794037809   58380    1445413    Sole                 1      Sole
Videsh Sanchar ADR Rep 1/2 SHS INR10  ADR   US92659G6008    6762     861358    Sole                 1      Sole
Wimm-Bill-Dann Foods                  ADR   US97263M1099    1023      42800    Sole                 1      Sole

                                                   Total: 676177


REPORT SUMMARY             30 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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